FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands		Dec. 31, 2018	Jun. 30, 2018
Assets:
Retained equity interest in a former subsidiary (Beijing Intelligent)	[1]	$ 4,378
Intangible asset	[2]		$ 1,752
Total assets measured at fair value on a non-recurring basis		4,378	1,752
Fair Value, Inputs, Level 1 [Member]
Assets:
Retained equity interest in a former subsidiary (Beijing Intelligent)	[1]	0
Intangible asset	[2]		0
Total assets measured at fair value on a non-recurring basis		0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Retained equity interest in a former subsidiary (Beijing Intelligent)	[1]	0
Intangible asset	[2]		0
Total assets measured at fair value on a non-recurring basis		0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Retained equity interest in a former subsidiary (Beijing Intelligent)	[1]	4,378
Intangible asset	[2]		1,752
Total assets measured at fair value on a non-recurring basis		$ 4,378	$ 1,752

[1]	The 40% retained equity interest in Beijing Intelligent was measured at fair value using the discounted cash flow method which involves significant unobservable inputs (Level 3), such as terminal growth rate and discount rate (Note 4).
[2]	Upon the acquisition of 100% of Beijing Hollysys Industrial Software Company Ltd in July 2017, the Company recognized $2,071 patents and copyrights based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate.